Property and Equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Building with carrying amount	$ 2,514,152	$ 2,651,297	$ 2,658,639
Finance lease obligation	240,700	98,047
Property, plant and equipment, gross carrying amount of fully depreciated assets still in use	964,301
Impairment of fixed assets